Other Financial Assets - Summary of Other Financial Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Other Financial Assets [Line Items]
Current Other financial assets	₩ 4,250,164	₩ 3,494,717
Non-Current Other financial assets	4,565,561	4,945,990
Loans and receivables
Other Financial Assets [Line Items]
Current Other financial assets	95,598	108,921
Non-Current Other financial assets	890,930	799,227
Loans and receivables | Gross amount
Other Financial Assets [Line Items]
Current Other financial assets	101,773	115,161
Non-Current Other financial assets	992,012	901,953
Loans and receivables | Allowance for doubtful accounts
Other Financial Assets [Line Items]
Current Other financial assets	(5,191)	(5,156)
Non-Current Other financial assets	(66,807)	(66,838)
Loans and receivables | Present value discount
Other Financial Assets [Line Items]
Current Other financial assets	(984)	(1,084)
Non-Current Other financial assets	(34,275)	(35,888)
Short-term financial instruments
Other Financial Assets [Line Items]
Current Other financial assets	1,997,644	1,147,929
Long-term financial instruments
Other Financial Assets [Line Items]
Non-Current Other financial assets	884,487	812,211
Other financial assets
Other Financial Assets [Line Items]
Current Other financial assets	2,093,242	1,256,850
Non-Current Other financial assets	₩ 1,775,417	₩ 1,611,438